Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Non-current provision
Statement [LineItems]
Summary of Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2022	32,298	979,269	1,011,567
Provisions recognized	53,516	11,977	65,493
Payments	—	(7,120)	(7,120)
Unwinding of discount	—	80,896	80,896
Transfers to current provisions	(20,829)	—	(20,829)
Remeasurements	—	243,634	243,634
Effect of changes in exchange rates	—	49,481	49,481
Inflation adjustment	(17,292)	(437,101)	(454,393)
Balance at 31 December 2022	47,693	921,036	968,729

32.  Provisions (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2021	37,765	883,066	920,831
Provisions recognized	26,053	43,154	69,207
Payments	—	(6,165)	(6,165)
Unwinding of discount	—	75,805	75,805
Transfers to current provisions	(20,491)	—	(20,491)
Remeasurements	—	(753)	(753)
Effect of changes in exchange rates	—	292,025	292,025
Inflation adjustment	(11,029)	(307,863)	(318,892)
Balance at 31 December 2021	32,298	979,269	1,011,567

Current provision
Statement [LineItems]
Summary of Provisions

Current provisions:

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2022	110,094	832,258	942,352
Provisions recognized	(105)	1,072,523	1,072,418
Payments	(61,714)	(823,744)	(885,458)
Transfers from non-current provisions	20,829	—	20,829
Effect of changes in exchange rates	—	2,427	2,427
Inflation adjustment	(37,234)	(361,400)	(398,634)
Balance at 31 December 2022	31,870	722,064	753,934

32.  Provisions (continued)

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2021	566,970	841,973	1,408,943
Provisions recognized	444,966	1,324,163	1,769,129
Payments	(845,243)	(1,139,330)	(1,984,573)
Transfers from non-current provisions	20,491	—	20,491
Remeasurements	—	106	106
Effect of changes in exchange rates	4,824	76,243	81,067
Inflation adjustment	(81,914)	(270,897)	(352,811)
Balance at 31 December 2021	110,094	832,258	942,352
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.